Subsequent Events (Details) - EBP 001 - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Subsequent Event [Line Items]
Rollovers		$ 828,374	$ 1,447,975
Subsequent Events
EBP, Subsequent Event [Line Items]
Rollovers	$ 11,900,000
Subsequent Events | Rollover
EBP, Subsequent Event [Line Items]
Rollovers	11,600,000
Subsequent Events | ROTH Rollover
EBP, Subsequent Event [Line Items]
Rollovers	$ 300,000